Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material accounting policies [abstract]
Material Accounting Policies

Note 4. Material Accounting Policies

The material accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been applied consistently to all periods presented in these consolidated financial statements unless otherwise stated and have been applied consistently by all entities.

(a)
Basis of Consolidation

The accompanying consolidated financial statements include the accounts and operations of the Company and its subsidiaries over which the Company has control. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)
List of Subsidiaries in the Consolidated Financial Statements:

Investor	Subsidiary	Main activities	December 31, 2025	December 31, 2024	Description
OBOOK Holdings Inc.	OBOOK Inc.	Blockchain based e-commerce and software	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing Japan Inc.	Property management system provider	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing Malaysia SDN BHD	Property management system provider	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing Travel Service Inc.	Hospitality business	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing USA Inc.	Payment solutions	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing HK Inc. Limited	Information service and trading	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlTing (Thailand) CO. LTD	Property management system provider	97.00%	97.00%	—
OBOOK Holdings Inc.	OwlTing EU LLC.	Payment solutions	100.00%	100.00%	Note (3)
OBOOK Holdings Inc.	OwlPay Holdings PTE. LTD	Payment solutions	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlNest Inc.	Property management system provider	100.00%	100.00%	—
OBOOK Holdings Inc.	OwlPay Japan Inc.	Payment solutions	85.71%	56.52%	Note (2)
OBOOK Holdings Inc.	PayNow Inc.	Payment gateway services	99.38%	—	Note (1)
OwlTing Japan Inc.	OwlPay Japan Inc.	Payment solutions	14.29%	43.48%	Note (2)
OBOOK Inc.	OwlStay Inc.	Accommodation business	100.00%	100.00%	—
OwlPay Holdings PTE. LTD	PayNow Inc.	Payment gateway services	—	99.38%	Note (1)

Notes:

(1)
On January 1, 2025, the Company carried out a corporate reorganization under which its equity interest in PayNow Inc. was transferred to OBOOK Holdings Inc. and is now held directly by OBOOK Holdings Inc. This reorganization was undertaken to simplify the Group’s shareholding structure and enhance management efficiency. As the transaction was conducted among entities under common control, it did not result in any change in the ultimate ownership of PayNow Inc. and had no impact on the consolidated financial statements other than changes in the Group’s legal structure.
(2)
In 2024, OwlPay Japan Inc. completed a cash capital increase of JPY 20 million. OBOOK Holdings Inc. directly invested JPY 13 million, acquiring a 56.52% stake in OwlPay Japan Inc., while the remaining JPY 7 million was invested by OwlTing Japan Inc. Since OwlTing Japan Inc. did not subscribe for the new shares in proportion to its existing ownership, its stake decreased to 43.48%.
(3)
On May 27, 2025, OwlPay Japan Inc. carried out another cash capital increase of JPY 47 million. OBOOK Holdings Inc. invested the full JPY 47 million, acquiring a 29.19% stake. As OwlTing Japan Inc. again did not subscribe to the new shares proportionally, its ownership further decreased to 14.29%.
(4)
To expand its business in Europe, the Company established a wholly owned subsidiary in Poland through the acquisition of a shelf company which does not conduct any business operations and has no employees. The relevant registration procedures were completed on October 9, 2024.
(c)
Foreign Currency

The presentation currency of the Company is the U.S. dollar. The functional currency is the currency of the primary economic environment in which each entity operates. The financial statements of the Company’s foreign subsidiaries are translated into the Company’s presentation currency, the U.S. dollar. The functional currency of certain of the Company’s foreign subsidiaries is the local currency of the respective subsidiary. Accordingly, the assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars using the exchange rate in effect at each reporting date. Equity accounts are translated at historical exchange rates. Revenue and expense accounts are generally translated using the average exchange rates for the reporting period. Foreign currency translation adjustments are recognized in other comprehensive income and accumulated in equity.

(d)
Current and Non-current Assets and Liabilities

Current assets are assets held for trading purposes and expected to be realized, sold or consumed within one year from the end of the reporting period. Current liabilities are obligations incurred for trading purposes and expected to be settled within one year from the end of the reporting period. Assets and liabilities that are not classified as current are classified as non-current assets and liabilities, respectively.

(e)
Cash and Restricted cash

Cash comprises cash on hand and demand deposits that the Company can access without restrictions. Restricted cash represents cash that is subject to contractual or regulatory restrictions. Such restrictions do not change the nature of the deposit. As the Company can access these amounts on demand, demand deposits are classified as a component of cash.

(f)
Financial Instruments
1.
Financial assets

The Company recognizes a financial asset or a financial liability in its statement of financial position when, and only when, the Company becomes a party to the contractual provisions of the instrument. A regular way purchase or sale of financial assets is recognized and derecognized, as applicable, using trade date accounting.

(1)
Classification of financial assets

The classification of financial assets depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. The classification is generally based on the business model under which the financial assets are managed and their contractual cash flow characteristics. When the Company changes its business model for managing financial assets, it reclassifies all affected financial assets.

Financial assets at amortized cost

Cash and restricted cash, accounts receivable, other receivables, and other financial assets are measured at amortized cost. A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

i.
the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and
ii.
the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets measured at amortized cost are subsequently measured using the effective interest method, with the carrying amount adjusted for impairment losses. Interest income, foreign exchange gains and losses, and impairment are recognized in profit or loss. Any gains or losses on derecognition of financial assets are also recognized in profit or loss.

(2)
Impairment of financial assets

The Company recognizes loss allowances for expected credit losses on financial assets measured at amortized cost, including accounts receivable.

The loss allowance for accounts receivable is measured at an amount equal to lifetime expected credit losses. For other financial assets measured at amortized cost, when the credit risk on the financial instrument has not increased significantly since initial recognition, a loss allowance is recognized at an amount equal to expected credit losses resulting from possible default events within 12 months after the reporting date. If there has been a significant increase in credit risk since initial recognition, the loss allowance is measured at an amount equal to expected credit losses over the expected life of the financial instrument.

In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Company considers relevant and supportable information. This includes both qualitative and quantitative information and analysis, based on the Company’s historical experience and credit assessment, as well as forward-looking information.

Impairment gains or losses recognized in profit or loss represent the adjustments required to bring the loss allowance account to the appropriate level as of the reporting date.

(3)
Derecognition of financial assets

The Company derecognizes a financial asset when the contractual rights to its cash flows expire or when the asset is transferred to another entity along with substantially all associated risks and rewards of ownership.

Upon derecognition of a financial asset measured at amortized cost in its entirety, the difference between the carrying amount of the financial asset and the total consideration received and receivable is recognized in profit or loss.

2.
Financial liabilities and equity instruments
(1)
Classification of financial liabilities and equity instruments

Debt and equity instruments issued by the Company are classified as financial liabilities or equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

i.
Equity instrument

An equity instrument is any contract that represents a residual interest in the assets of an entity after all liabilities have been deducted. Equity instruments issued are recognized at the amount of consideration received, net of any direct costs incurred in the issuance.

ii.
Treasury Share

When the Company reacquires its own previously issued and outstanding equity instruments, the consideration paid, including any directly attributable costs, is accounted for as a reduction of equity. The reacquired shares are classified as treasury share.

Upon subsequent reissuance or retirement of treasury share, the consideration received is recognized as an increase in shareholders’ equity. Any excess of proceeds over the cost of the treasury share is credited to capital surplus. If the proceeds are less than the cost, the deficiency is first charged against additional paid-in capital related to treasury share transactions, and any remaining amount is charged to retained earnings.

iii.
Preference share liabilities

The Company’s redeemable preference share liabilities are classified as financial liabilities because they carry non-discretionary dividends and are redeemable for cash by the holders. The non-discretionary dividends are recognized as interest expense in profit or loss.

iv.
Financial liabilities

Financial liabilities are classified as either measured at amortized cost or at fair value through profit or loss ("FVTPL"). A financial liability is classified as measured at FVTPL if it is held for trading, including derivatives, or is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value, and net gains and losses are recognized in profit or loss.

(2)
Derecognition of financial liability

The Company derecognizes a financial liability when the obligation specified in the contract is discharged, canceled, or expired.

Upon derecognition of a financial liability measured at amortized cost in its entirety, the difference between the carrying amount of the financial liability that is extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

(3)
Offsetting of financial assets and liabilities

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position when the Company currently has a legally enforceable right to offset the recognized amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(g)
Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is determined using the weighted average method, and includes expenditure incurred in acquiring the inventories and other costs incurred in bringing them to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

(h)
Property, Plant and Equipment
1.
Recognition and measurement

Items of property, plant and equipment are measured at cost, less accumulated depreciation and any accumulated impairment losses.

Gains or losses arising from the disposal of an item of property, plant and equipment are recognized in profit or loss.

2.
Subsequent expenditure

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

3.
Depreciation

Depreciation is calculated based on the cost of an asset less its residual value and is recognized in profit or loss on a straight-line basis over the estimated useful lives of the assets.

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

(1)
Office equipment 3-5 years
(2)
Leasehold improvements 2-5 years
(3)
Transportation equipment 7 years
(4)
Others 2-5 years

The depreciation methods, useful lives, and residual values are reviewed at each reporting date and adjusted if appropriate.

(i)
Leases
1.
Identifying a lease

A contract is, or contains, a lease when all the following conditions are satisfied:

(1)
the contract involves the use of an identified asset, and the supplier does not have a substantive right to substitute the asset;
(2)
the Company has the right to obtain substantially all of the economic benefits from the use of the identified asset throughout the period of use; and
(3)
the Company has the right to direct the use of the identified asset throughout the period of use.
2.
As a lessee

Payments for leases of low-value assets and short-term leases are recognized as expenses on a straight-line basis over the lease term for which the recognition exemption is applied. For all other leases, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate. The Company determines its incremental borrowing rate by obtaining interest rates from various external financing sources. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability, adjusted for any lease payments made at or before the commencement date, less any lease incentives received, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or restore the site on which it is located.

The right-of-use asset is subsequently depreciated using the straight-line method over the shorter of the useful life of the right-of-use asset or the lease term. The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when (i) there is a change in the lease term; (ii) there is a change in future lease payments arising from a change in an index or a rate; (iii) there is a change in the amounts expected to be payable under a residual value guarantee; or (iv) the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured under the aforementioned circumstances, a corresponding adjustment is made to the carrying amount of the right-of-use asset. However, if the carrying amount of the right-of-use asset is reduced to zero, any remaining amount of the remeasurement is recognized in profit or loss.

Lease payments included in the measurement of lease liabilities comprise:

(1)
fixed payments, including in-substance fixed payments; and
(2)
the exercise price of a purchase option if the Company is reasonably certain to exercise that option, and lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option.

When a lease modification decreases the scope of a lease, the Company decreases the carrying amount of the right-of-use asset to reflect the partial or full termination of the lease and recognizes any gain or loss in profit or loss.

3.
As a lessor

Lease income from an operating lease is recognized in profit or loss on a straight-line basis over the lease term. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset.

(j)
Goodwill

Goodwill is recognized when the purchase consideration exceeds the fair value of identifiable net assets acquired in a business combination. Goodwill is measured at cost less accumulated impairment losses, if any.

Goodwill is not amortized but is tested for impairment at least annually, or more frequently if there are indications that the cash-generating unit ("CGU") may be impaired. For the purpose of impairment testing, goodwill is allocated to each of the Company’s CGUs or groups of CGUs that are expected to benefit from the synergies of the combination. If the recoverable amount of a CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to that CGU, and then to the other assets of the CGU on a pro-rata basis, based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognized in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

(k)
Other Intangible Assets
1.
Recognition and measurement

Other intangible assets with limited useful lives obtained by the Company, including computer software and acquired intangible assets such as trademarks, customer relationships and developed technology from a business combination, are carried at cost less accumulated amortization and accumulated impairment losses.

2.
Amortization

Amortization is calculated on the cost of the asset and is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets when the assets are available for use.

The estimated useful lives for current and comparative periods are as follows:

(1)
Computer software 1-3 years
(2)
Trademarks 18.6 years
(3)
Customer relationships 7 years
(4)
Developed technology acquired 7 years
(5)
Patents 20 years

Amortization methods and useful lives are reviewed at each reporting date and adjusted if appropriate.

(l)
Impairment of Non-Financial Assets

At each reporting date, the Company reviews the carrying amounts of its non-financial assets (other than inventories) to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (CGUs). Goodwill arising from a business combination is allocated to CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro-rata basis.

An impairment loss in respect of goodwill is not reversed. For assets other than goodwill, an impairment loss is reversed only if the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(m)
Revenue Recognition

Revenue is measured based on the consideration to which the Company expects to be entitled in exchange for transferring goods or services to customers. The Company recognizes revenue when it satisfies a performance obligation by transferring control of a good or a service to a customer. The accounting policies for the Company’s main types of revenue are explained below.

1.
Payment services

The Company provides a one-stop payment solution from payment gateway service to payout service. The scope of services includes assisting customers in collecting payments from consumers, enabling customers, including businesses and individuals, to make cross-border remittances as payers and receiving funds with accounts or wallets as payees.

For our payment gateway services, we provide merchants with various payment methods for consumers, including credit cards, mobile payments, and web ATM, and payment at convenience stores, assisting merchants in collecting payments, and disbursing the collected funds to the merchants upon request. We collaborate with multiple acquiring banks, which charge fees for each transaction according to agreed rates. In turn, we charge our merchants a transaction fee for each successful payment and handling fees when disbursing the funds, based on a predetermined rate that varies depending on the market and the merchant. The Company can select one of its collaborated acquiring banks to handle the acquiring process or designate a trust account with the acquiring bank for disbursements. The Company also assists in resolving any transaction-related issues faced by merchants and has decision- making authority over the fees charged to merchants. After assessing its primary responsibility for fulfilling customer orders and controlling services before transferring them to customers, the Company is deemed the principal and recognizes the transaction fees and the handling fees charged to merchants as revenue. Due to the Company’s obligations to safeguard the collected funds during the period from when the merchants can request disbursements, as agreed in the contract, to when they actually make the request to the Company, the Company satisfies the performance obligations over time and recognizes revenue during the period when the Company renders the services. The average period over which revenue is recognized is one to two months. Before the services provided to the merchants, the funds collected are recognized as other current liabilities – receipts under custody and contract liabilities.

For our payout services, with the KYC and AML system, each transaction will be screened to check whether a transaction should be authorized for completion on our payment platform. When we authorize a transaction, we become obligated to our customer to complete the payment transaction. We cooperate with multiple financial institutions and settlement providers, who charge transaction fees on each transaction according to agreed rates and some of them also charge handling fees. In turn, we charge handling fees and transaction fees for foreign exchange conversion, which vary depending on currency conversions and the customer onboarding regions. The entire payment process and platform usage, from onboarding customers to executing transactions, are handled by the Company. The Company also assists in resolving any transaction-related issues faced by customers and has discretion in establishing prices. After assessing its primary responsibility for fulfilling customer orders and controlling services before transferring them to customers, the Company is deemed the principal and recognizes the transaction fees and the handling fees charged to customers as revenue. The Company satisfies the performance obligations at the point in time and recognizes the revenue as the transaction is completed.

2.
Hospitality services
(1)
Hospitality-related software services

The Company provides a property management system ("PMS") based on blockchain technology to the accommodation providers, including room inventory management, online travel agent ("OTA") management and sales report provision. The system has two fee models: (i) on a subscription basis, which charges a fixed fee based on the number of rooms offered by the accommodation provider and is charged annually or monthly depending on the respective contract terms; and (ii) on a commission basis, which charges a commission fee based on the price of orders we process for our clients through our PMS. The Company offers services through its self-developed system, retaining control, ownership, and intellectual property rights. Additionally, the Company is responsible for the system’s operation and maintenance during the contract period and has decision-making authority over the subscription fees. After assessing its primary responsibility for fulfilling customer orders and controlling services before transferring them to customers, the Company is deemed the principal and recognizes the fees as revenue. The Company satisfies the performance obligations over time and recognizes revenue during the contractually agreed period of system services. Due to the customers being charged on a prepaid basis, any fees exceeding the amount attributable to the current financial reporting period are recognized as contract liabilities.

The Company also provides add-on room fee collection services on behalf of accommodation providers who utilize the OwlNest, the PMS, as their booking engine and disburses the collected funds on the contractually agreed settlement basis. It charges a specified percentage as a processing fee, which varies depending on the payment method used (credit card or ATM). As the arrangements for collecting room fees from consumers are made between the Company and the acquiring banks or third-party payment service providers—and the Company can retain the discretion to select such service providers—the Company is deemed to maintain control over these services. Additionally, the Company has the authority to make pricing decisions regarding the processing fees. Therefore, the Company is deemed the principal and recognizes the processing fees as revenue. The Company satisfies the performance obligations at the point in time and recognizes revenue as the accommodation providers have completed their services. Before the services provided to the consumers, room fees that are received in advance are recognized as receipt under custody and contract liabilities.

(2)
Hospitality-related platform services
i.
Online travel agency platform
•
OwlTing Experience: The Company collaborates with suppliers ("local guides") to provide experiential tour services to consumers through OwlTing Experience platform. As the Company is responsible for selecting the suppliers to fulfill the commitments to provide tour services, the Company maintains control over these services. Additionally, the Company is responsible for the communication with local guides to ensure service provision, arranging insurance for related itineraries, and any consumer incidents or liabilities that occur during and after the completion of the experiential tour and has the authority to make pricing decisions regarding the service fees of the tours on the OwlTing Experience platform. Therefore, the Company is deemed the principal and recognizes the price and any add-on service fees of the tours as revenue. The Company satisfies the performance obligations over time, with the average revenue recognition period being 1-2 days, and recognizes revenue during the period in which the Company provides the tours to consumers. Before the Company provides tour services, payments that are received in advance are recognized as contract liabilities.
•
OwlJourney: The Company provides OwlJourney platform to allow customers (accommodation providers) to list room booking information, while also assists in platform maintenance and provides payment processing services for room fees. The Company facilitates room bookings but does not gain control over services, nor does it have authority over pricing or assume risks related to damages or inventory. Since the Company doesn’t control the services before transfer, it is considered an agent and recognizes the net consideration as revenue. The Company satisfies the performance obligations at the point in time and recognizes revenue when the consumer’s stay has been provided by accommodation providers. Before the services are provided to the consumers, payments that are received in advance are recognized as receipt under custody and contract liabilities
ii.
Platform offline service - providing accommodation service

The Company provides room accommodation services to the individual occupying the room under its own brand, OwlStay. OwlStay is fully responsible for all aspects of B&B operations, including daily management, personnel, marketing, pricing, financials, and property design. It handles online bookings, guest services, and customer complaints and has full authority over room rates. As OwlStay controls the services and bears primary responsibility for fulfilling consumers’ orders, it is considered the principal and recognizes the total consideration as revenue. The Company satisfies the performance obligations over time, with the average revenue recognition period being 1-2 days, and recognizes revenue during the period in which the Company provides accommodation to consumers. The consumer pays the relevant fees when booking rooms, and payments that are received in advance are recognized as contract liabilities.

(3)
E-commerce platform

The Company sells agricultural products over its e-commerce platform, wherein the Company selects the products to sell and signs long-term contracts with local farmers to secure the supply of goods and determine purchase prices, lists the products on the OwlTing Market platform, and determines the pricing. Since some primary products are agricultural goods with short shelf lives, multiple shipments can easily cause product damage. After receiving an order, the Company issues a purchase order to the supplier to retain a specified number of units to fulfill consumer orders and notifies the supplier to arrange direct shipment to the consumer from the place of origin to ensure freshness. Other products are shipped from the Company’s warehouse. The Company is responsible for ensuring that the product is delivered to the consumer who placed the order, bears any loss or damage between pickup from the supplier and delivery to the end customer, and handles subsequent return or exchange services. After assessing, the Company is deemed the principal, and it recognizes the total consideration as revenue. Revenue is recognized at the point in time when the goods are delivered and have been accepted by the customer. Before the Company transfers goods to the customers, payments that are received in advance are recognized as contract liabilities.

(n)
Employee Benefits
1.
Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

2.
Employee share-based payment

Restricted Share Units ("RSUs") and Restricted Share Awards ("RSAs") granted to employees are recognized as an expense on a straight-line basis over the vesting period, based on the fair value at the grant date and the Company’s best estimate of the number expected to ultimately vest, with a corresponding increase in other equity - unearned share-based employee compensation.

At the grant date, the related amount is recognized in equity, with a corresponding increase in capital surplus – restricted shares for employees. Employees holding RSUs or RSAs have no dividend or voting rights prior to vesting.

For RSAs, if employees resign during the vesting period, they are required to return any unvested shares. At each reporting date, the Company revises its estimate of the number of awards expected to vest. The impact of the revision is recognized in profit or loss, with a corresponding adjustment to capital surplus – restricted shares for employees, so that cumulative expenses reflect the revised estimate.

3.
Defined contribution plans

Obligations for contributions to defined contribution pension plans are recognized as employee benefit expenses in profit or loss during the periods in which employees render services.

(o)
Income Taxes

Income tax expense comprises current and deferred taxes. It is recognized in profit or loss, except to the extent that it relates to a business combination or to items recognized directly in equity or other comprehensive income.

1.
Current tax

Current tax represents the expected tax payable or receivable on the taxable income or losses for the year, along with any adjustments for previous years. It is measured using tax rates enacted or substantively enacted at the reporting date.

2.
Deferred tax

Deferred tax assets and liabilities are recognized for future tax consequences arising from differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax bases, as well as from tax loss carryforwards. They are measured using enacted tax rates expected to apply in the period when the temporary differences are realized or settled. Deferred tax assets are assessed at each reporting date and reduced to the extent that it is no longer probable that the related tax benefit will be realized. Any such reduction is reversed when the probability of future taxable profits improves.

3.
Global minimum top-up tax

The Company has determined that the global minimum top-up tax – which it is required to pay under Pillar Two legislation – is an income tax in the scope of IAS 12. The Company has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred.

(p)
Loss Per Ordinary Share

Loss per ordinary share is calculated by dividing the loss attributable to the ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the reporting period.

(q)
Operating Segments

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including transactions with other components of the Company. Operating results, with a focus on operating income by segment, are regularly reviewed by the Company’s chief operating decision maker (CODM) to make decisions regarding the allocation of resources to the segment and to assess its performance.

The Company’s CODM does not review segment asset information. Accordingly, segment asset information is not presented.

(r)
Non-controlling Interests

Non-controlling interests are classified in the consolidated statements of profit or loss as part of profit (loss) for the reporting period and the accumulated amount of non-controlling interests as part of equity in the consolidated statements of financial position. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are remeasured at fair value, and the resulting gain or loss is recognized in profit or loss.

(s)
Use of Judgments and Estimates

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.

Information about critical judgments, estimates and assumptions applied in the application of accounting policies that have the most significant impact on the amounts recognized in the consolidated financial statements is disclosed in the following notes:

1.
Impairment of non-financial assets other than goodwill

In evaluating the potential impairment of non-financial assets, other than goodwill, the Company exercises judgment in determining the independent cash flows, useful lives, and expected future revenue and expenses related to the specific asset groups. Changes in these estimates, driven by shifts in economic conditions or alterations in business strategies, could result in significant impairment losses or reversals in future periods.

2.
Recognition of deferred tax assets

Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the deferred tax assets can be utilized. The assessment of the realizability of deferred tax assets involves significant judgments and estimates by the Company, considering factors such as projected future revenue growth, profitability, sources of taxable income, the utilization of tax credits, and applicable tax planning strategies. Changes in the economic environment, industry trends, or relevant laws and regulations may result in adjustments to the recognized deferred tax assets.

3.
Impairment of goodwill

The assessment of impairment of goodwill requires the Company to exercise significant judgment in determining the appropriate CGUs and allocating goodwill to those CGUs. In estimating the recoverable amount of a CGU, the Company is required to make subjective judgments regarding the discount rate, terminal growth rate, independent cash flows, and expected future revenue and expenses related to the CGU